PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS - Changes and amounts in AOCI for pension and other postretirement benefit plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in AOCI for our benefit plans, pretax
Impact of divestitures	$ 69	$ 157	$ 104
Pension plans
Net periodic pension and other postretirement benefit cost
Prior Service Credit (Cost)	(14)	(17)
Net actuarial gain (loss)	(1,680)	(1,889)
Changes in AOCI for our benefit plans, pretax
Beginning balance in AOCI	(1,906)	(1,755)
Recognized prior service cost (credit)	1	1
Recognized net actuarial loss (gain)	100	177
Prior service cost arising during the year	2	0
Net actuarial gain (loss) occurring during the year	90	(313)
Impact of divestitures	(6)	0
Net foreign currency translation adjustments	25	(16)
Balance in AOCI	(1,694)	(1,906)	(1,755)
Other postretirement benefit plans
Net periodic pension and other postretirement benefit cost
Prior Service Credit (Cost)	15	20
Net actuarial gain (loss)	6	41
Changes in AOCI for our benefit plans, pretax
Beginning balance in AOCI	61	95
Recognized prior service cost (credit)	(3)	(3)
Recognized net actuarial loss (gain)	(23)	(19)
Prior service cost arising during the year	0	(1)
Net actuarial gain (loss) occurring during the year	(12)	(12)
Impact of divestitures	0	0
Net foreign currency translation adjustments	(2)	1
Balance in AOCI	$ 21	$ 61	$ 95